Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.27%
California: 0.27%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (20 shares) 3.45%144Aø	$2,000,000	$2,000,000
Total closed-end fund obligations (Cost $2,000,000)		2,000,000

	Interest rate	Maturity date
Municipal obligations: 96.18%
Alabama: 2.39%
Education revenue: 0.07%
University of South Alabama (BAM Insured)	4.00%	4-1-2025	500,000	502,201
Industrial development revenue: 0.68%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.65	7-15-2034	5,000,000	4,996,708
Utilities revenue: 1.64%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,135,000	1,194,436
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,699,379
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	4.64	7-1-2052	3,500,000	3,544,502
Black Belt Energy Gas District Series E	5.00	6-1-2025	1,250,000	1,260,602
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	656,733
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,798,418
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.70	8-1-2063	2,000,000	2,000,000
				12,154,070
				17,652,979
Alaska: 0.72%
Airport revenue: 0.27%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,037,441
Health revenue: 0.21%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,527,096
Miscellaneous revenue: 0.24%
Alaska Municipal Bond Bank Authority	5.00	12-1-2024	1,750,000	1,753,685
				5,318,222
Arizona: 2.18%
Health revenue: 0.53%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.40	1-1-2046	630,000	630,198
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.40	1-1-2046	3,370,000	3,322,028
				3,952,226
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.15%
Arizona IDA TWG Glendale LPøø	5.00%	3-1-2045	$1,100,000	$1,135,760
Industrial development revenue: 1.09%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	3,038,334
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.25	12-1-2035	5,000,000	4,998,577
				8,036,911
Utilities revenue: 0.41%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	3,012,573
				16,137,470
Arkansas: 0.08%
Tax revenue: 0.08%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	282,210
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	101,644
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	130,235
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	106,315
				620,404
California: 2.83%
GO revenue: 0.22%
State of California	5.00	3-1-2028	1,600,000	1,615,354
Health revenue: 0.97%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	3-1-2025	2,500,000	2,501,831
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	570,015
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2027	600,000	603,068
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	401,337
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2025	750,000	755,804
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,376,312
				7,208,367
Housing revenue: 0.14%
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.14	3-1-2057	1,000,000	1,000,000
Resource recovery revenue: 0.19%
California PCFA Republic Services, Inc. AMT144Aø	4.05	7-1-2043	1,420,000	1,418,791
Tax revenue: 0.08%
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2025	600,000	604,152
Transportation revenue: 0.54%
Bay Area Toll Authority Series Bøø	2.85	4-1-2047	4,000,000	3,992,314
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.69%
California Community Choice Financing Authority Series C	5.00%	10-1-2027	$675,000	$697,811
City of Vernon Electric System Revenue Series A	5.00	10-1-2024	1,200,000	1,200,000
City of Vernon Electric System Revenue Series A	5.00	4-1-2025	560,000	564,347
City of Vernon Electric System Revenue Series A	5.00	10-1-2025	635,000	646,730
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	432,141
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	608,813
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	419,777
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	532,220
				5,101,839
				20,940,817
Colorado: 1.60%
Airport revenue: 0.67%
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,873,338
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,080,604
				4,953,942
Education revenue: 0.20%
University of Colorado Series Cøø	2.00	6-1-2054	1,500,000	1,498,440
Miscellaneous revenue: 0.66%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2024	1,000,000	999,909
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2028	795,000	861,442
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2029	500,000	549,360
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2024	2,460,000	2,463,353
				4,874,064
Water & sewer revenue: 0.07%
Central Weld County Water District (AGM Insured)	5.00	12-1-2025	520,000	533,156
				11,859,602
Connecticut: 3.09%
Education revenue: 0.49%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	3,012,843
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series D	5.00	11-15-2024	585,000	586,100
				3,598,943
GO revenue: 1.83%
City of Bridgeport Series A	5.00	6-1-2025	2,695,000	2,727,695
City of Bridgeport Series C	5.00	2-15-2025	750,000	754,386
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Danbury Series B BAN144A	5.00%	2-24-2025	$7,000,000	$7,037,065
State of Connecticut Series 2021 A	3.00	1-15-2025	3,000,000	2,996,942
				13,516,088
Health revenue: 0.48%
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2025	730,000	741,411
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,846,577
				3,587,988
Housing revenue: 0.13%
Connecticut HFA Series A-1	0.30	11-15-2024	500,000	497,807
Connecticut HFA Series A-1	0.40	5-15-2025	500,000	488,534
				986,341
Tax revenue: 0.16%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2025	1,150,000	1,163,883
				22,853,243
District of Columbia: 0.65%
Airport revenue: 0.41%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2024	3,000,000	3,000,000
Housing revenue: 0.20%
District of Columbia Housing Finance Agency Clara on Martin Luther King Jr Avenue LLCøø	3.75	4-1-2025	1,500,000	1,500,000
Water & sewer revenue: 0.04%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	300,000	300,000
				4,800,000
Florida: 2.77%
Airport revenue: 0.71%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2024	1,250,000	1,250,000
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2032	4,000,000	4,004,441
				5,254,441
Education revenue: 0.04%
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2024	250,000	250,000
Health revenue: 0.23%
City of Tallahassee Memorial HealthCare, Inc. Series A	5.00	12-1-2024	1,725,000	1,727,384
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.89%
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80%	6-1-2042	$3,500,000	$3,541,633
Miami-Dade County HFA Cutler Vista Housing LPøø	5.00	3-1-2027	3,000,000	3,047,926
				6,589,559
Resource recovery revenue: 0.81%
County of Lee Solid Waste System Revenue AMT	5.00	10-1-2024	3,000,000	3,000,000
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	3,000,000	3,001,070
				6,001,070
Water & sewer revenue: 0.09%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2025	635,000	648,808
				20,471,262
Georgia: 2.02%
Health revenue: 0.19%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group	5.00	4-1-2025	660,000	665,926
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	720,849
				1,386,775
Utilities revenue: 1.83%
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,000,000	2,976,881
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,758,000
Main Street Natural Gas, Inc. Series C	4.00	12-1-2024	700,000	699,843
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	1,006,758
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,400,000	6,390,154
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A	5.00	7-1-2025	200,000	202,872
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2026	300,000	312,501
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2026	225,000	231,387
				13,578,396
				14,965,171
Hawaii: 0.84%
GO revenue: 0.24%
City & County of Honolulu Series A	5.00	11-1-2024	1,750,000	1,752,258
Health revenue: 0.21%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	3.60	7-1-2039	1,540,000	1,540,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.39%
State of Hawaii Department of Budget & Finance Series A AMT	3.10%	5-1-2026	$3,000,000	$2,884,546
				6,176,804
Idaho: 0.10%
Housing revenue: 0.10%
Idaho Housing & Finance Association Class I Series Aø	3.33	1-1-2038	700,000	700,000
Illinois: 7.38%
Airport revenue: 1.16%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,264,475
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,068,751
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	410,383
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	241,911
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,062,454
Chicago O’Hare International Airport Series D	5.00	1-1-2025	2,500,000	2,510,304
				8,558,278
Education revenue: 0.56%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	603,613
Illinois Finance Authority Bradley University	5.00	8-1-2025	250,000	253,080
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	335,495
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	621,434
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,535,392
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2025	750,000	755,098
				4,104,112
GO revenue: 2.24%
Chicago Board of Education Series F	5.00	12-1-2024	2,500,000	2,503,955
City of Chicago Series A	5.00	1-1-2025	2,500,000	2,510,241
City of Chicago Series B	5.00	1-1-2026	2,750,000	2,760,075
City of Peoria Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,251,277
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	506,576
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2026	500,000	504,707
State of Illinois	5.25	2-1-2029	1,500,000	1,504,006
State of Illinois Series B	5.00	3-1-2025	1,500,000	1,511,320
State of Illinois Series B	5.00	5-1-2025	2,000,000	2,021,145
State of Illinois Series C	4.00	3-1-2025	1,500,000	1,505,167
				16,578,469
Health revenue: 0.79%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series B	4.00	5-1-2041	2,800,000	2,815,236
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,619,337
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-1øø	5.00	5-15-2050	1,200,000	1,202,132
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2024	210,000	209,910
				5,846,615
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.59%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88%	8-1-2027	$5,000,000	$4,973,193
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,168,901
Illinois Housing Development Authority 6900 Crandon LIHTC LLC (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,051,121
Illinois Housing Development Authority Series A (FHA Insured) (FHLB SPA)ø	3.15	1-1-2064	1,000,000	1,000,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,556,839
				11,750,054
Tax revenue: 0.80%
Regional Transportation Authority Series Bøø	3.58	6-1-2025	5,905,000	5,905,000
Water & sewer revenue: 0.24%
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2026	500,000	513,543
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	630,880
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	644,413
				1,788,836
				54,531,364
Indiana: 4.53%
Airport revenue: 0.21%
Indianapolis Local Public Improvement Bond Bank Series I2 AMT	5.00	1-1-2026	1,500,000	1,533,266
Education revenue: 0.08%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	593,159
GO revenue: 0.27%
Westfield-Washington Schools Series C	6.00	1-15-2025	1,300,000	1,306,479
Westfield-Washington Schools Series C	6.00	7-15-2025	675,000	685,957
				1,992,436
Housing revenue: 1.53%
City of East Chicago Lakeshore Manor LPøø	3.69	8-1-2025	5,000,000	4,995,910
City of Indianapolis Peppermill TC LLC Series A (FHA Insured)øø	3.00	5-1-2027	1,251,000	1,249,764
Marion High School Building Corp. Community Schools Series B	4.00	1-15-2025	225,000	225,289
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2025	225,000	226,537
Posey County RDA Posey County Black Township Allocation Area BAN	5.00	7-15-2025	3,000,000	3,035,456
Vinton-Tecumseh School Building Corp. Lafayette School Corp.	3.00	1-15-2025	505,000	503,863
Westfield RDA	5.00	7-1-2026	520,000	539,260
Westfield RDA	5.00	1-1-2027	535,000	561,403
				11,337,482
Industrial development revenue: 1.49%
City of Jeffersonville Metals USA, Inc. (Bank of America N.A. LOC)ø	3.40	12-1-2027	1,400,000	1,400,000
City of Whiting BP Products North America, Inc. AMTøø	5.00	11-1-2047	3,090,000	3,092,302
City of Whiting BP Products North America, Inc. Series A AMTøø	5.00	12-1-2044	6,380,000	6,532,301
				11,024,603
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.95%
Westfield-Washington Multi-School Building Corp. Series A BAN	5.00%	12-15-2024	$7,000,000	$7,017,564
				33,498,510
Iowa: 0.74%
Industrial development revenue: 0.48%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	3.88	1-1-2042	3,500,000	3,527,439
Utilities revenue: 0.26%
PEFA, Inc.øø	5.00	9-1-2049	1,920,000	1,974,663
				5,502,102
Kansas: 1.72%
GO revenue: 1.72%
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,640,000	2,647,756
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,128,036
City of Valley Center Series 1	4.38	12-1-2025	3,855,000	3,858,101
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2026	280,000	291,987
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	351,190
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2028	380,000	410,952
				12,688,022
Kentucky: 2.70%
Education revenue: 0.06%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	482,106
Miscellaneous revenue: 0.51%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	710,000	735,790
Rural Water Financing Agency Millington Series A	3.70	5-1-2027	3,000,000	3,023,352
				3,759,142
Resource recovery revenue: 0.81%
Kentucky EDFA Republic Services, Inc. Series Bøø	3.50	5-1-2028	6,000,000	6,000,000
Utilities revenue: 0.37%
City of Owensboro Electric Light & Power System Revenue	4.00	1-1-2025	1,670,000	1,669,142
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	514,263
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	546,510
				2,729,915
Water & sewer revenue: 0.95%
Rural Water Financing Agency Series B%%	3.05	5-1-2027	7,000,000	6,999,179
				19,970,342
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.66%
Health revenue: 0.55%
Louisiana PFA Ochsner Clinic Foundation Obligated Group Series Bøø	5.00%	5-15-2050	$4,000,000	$4,039,969
Industrial development revenue: 0.14%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,010,664
Miscellaneous revenue: 1.21%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	9,000,000	8,947,949
Tax revenue: 0.65%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	3.89	5-1-2043	4,865,000	4,852,882
Water & sewer revenue: 0.11%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	837,541
				19,689,005
Maryland: 0.86%
Housing revenue: 0.86%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,070,968
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	314,127
				6,385,095
Massachusetts: 3.46%
Education revenue: 0.14%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2025	1,065,000	1,070,845
GO revenue: 2.16%
City of Quincy BAN	4.50	7-9-2025	10,254,335	10,371,818
City of Quincy BAN	5.00	7-25-2025	3,000,000	3,053,658
Whitman Hanson Regional School District BAN	5.88	5-15-2025	2,500,000	2,527,805
				15,953,281
Health revenue: 1.02%
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AGM Insured)€	3.00	7-1-2042	7,520,000	7,520,000
Housing revenue: 0.14%
Boston Housing Authority Series B	5.00	10-1-2024	650,000	650,000
Boston Housing Authority Series B	5.00	10-1-2025	380,000	388,641
				1,038,641
				25,582,767
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.76%
GO revenue: 0.36%
Carman-Ainsworth Community Schools	4.00%	5-1-2025	$2,685,000	$2,695,017
Health revenue: 0.26%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	3.40	1-15-2047	1,935,000	1,935,000
Miscellaneous revenue: 0.14%
Michigan Finance Authority Series A-2	5.00	8-20-2025	1,000,000	1,017,485
				5,647,502
Minnesota: 1.63%
Airport revenue: 0.79%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	750,000	752,128
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	2,160,000	2,207,903
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,852,760
				5,812,791
Health revenue: 0.18%
City of Rochester Mayo Clinicø	3.03	11-15-2047	300,000	300,000
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,000,000	1,045,733
				1,345,733
Housing revenue: 0.50%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	3.24	8-15-2038	2,035,000	2,035,000
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.11	11-1-2035	500,000	500,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.23	9-15-2031	365,000	365,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.12	11-15-2032	800,000	800,000
				3,700,000
Utilities revenue: 0.16%
Northern Municipal Power Agency	5.00	1-1-2026	1,130,000	1,159,888
				12,018,412
Missouri: 1.79%
Health revenue: 0.95%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,383,428
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2025	400,000	401,938
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00%	2-1-2026	$475,000	$484,676
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	787,716
				7,057,758
Housing revenue: 0.84%
Missouri Public Utilities Commission	4.00	12-1-2024	6,200,000	6,200,323
				13,258,081
Nebraska: 0.81%
Miscellaneous revenue: 0.81%
City of Gretna COP	4.00	12-15-2025	3,000,000	3,005,735
City of Gretna COP	5.00	12-15-2025	3,000,000	3,011,808
				6,017,543
New Hampshire: 0.55%
Education revenue: 0.28%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	2,022,693
Housing revenue: 0.27%
New Hampshire HFA Series D (GNMA / FNMA / FHLMC Insured)øø	3.58	7-1-2056	2,000,000	2,007,327
				4,030,020
New Jersey: 1.72%
Education revenue: 0.12%
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	866,005
GO revenue: 0.36%
New Jersey EDA Series GGG144A	5.25	9-1-2025	2,620,000	2,677,737
Housing revenue: 0.91%
New Jersey EDA New Jersey Transit Corp. Series B	5.00	11-1-2024	5,205,000	5,211,369
Rib Floater Trust Various States Series 2024-001 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.40	11-1-2063	1,550,000	1,550,000
				6,761,369
Miscellaneous revenue: 0.33%
Monmouth County Improvement Authority Mizuho Floater/Residual Trust	4.00	3-14-2025	2,410,000	2,420,149
				12,725,260
New York: 6.72%
Airport revenue: 0.30%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2024	2,250,000	2,253,649
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.30%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	3.26%	7-1-2032	$1,810,000	$1,810,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021A	5.00	7-1-2025	425,000	431,103
				2,241,103
GO revenue: 1.80%
City of Mount Vernon Series A BAN144A	5.50	5-30-2025	4,500,000	4,524,502
City of New York Series A	5.00	8-1-2030	4,000,000	4,517,977
City of New York Series A2 (Mizuho Bank Limited LOC)ø	4.00	10-1-2038	100,000	100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	4.00	10-1-2040	200,000	200,000
City of New York Series C-4 (AGM Insured)€	2.99	1-1-2032	800,000	800,000
City of Yonkers Series A (AGM Insured)	5.00	2-15-2025	315,000	317,253
City of Yonkers Series B (AGM Insured)	5.00	2-15-2025	305,000	307,204
Village of Lowville BAN	5.38	8-21-2025	2,500,000	2,513,061
				13,279,997
Health revenue: 0.56%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2025	500,000	503,275
New York City Health & Hospitals Corp. Series A	5.00	2-15-2025	3,615,000	3,643,358
				4,146,633
Housing revenue: 1.46%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	6,048,576
New York City Housing Development Corp. Series C-2øø	0.70	11-1-2060	615,000	600,194
New York State Housing Finance Agency Series J	0.75	5-1-2025	4,210,000	4,120,131
				10,768,901
Industrial development revenue: 0.80%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	3.95	10-1-2028	950,000	950,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	2,500,000	2,541,395
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	2,335,000	2,405,445
				5,896,840
Transportation revenue: 1.50%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,084,297
Metropolitan Transportation Authority Series D-1øø	5.00	11-15-2034	9,000,000	9,009,994
				11,094,291
				49,681,414
North Carolina: 0.82%
Health revenue: 0.37%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,465,255
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series C (Truist Bank LOC)ø	4.15%	10-1-2039	$1,000,000	$1,000,000
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2025	265,000	264,844
				2,730,099
Industrial development revenue: 0.45%
Columbus County Industrial Facilities & PCFA International Paper Co. Series C AMTøø	2.10	3-1-2027	3,315,000	3,315,000
				6,045,099
Ohio: 4.73%
Education revenue: 0.12%
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2025	885,000	895,038
GO revenue: 1.36%
City of Fairfield BAN	4.38	4-16-2025	884,000	887,776
City of Hamilton BAN	4.50	12-19-2024	1,000,000	1,001,872
City of Montgomery BAN	4.50	6-10-2025	2,000,000	2,014,903
City of North Olmsted BAN	5.00	6-25-2025	2,850,000	2,880,209
County of Trumbull Louisville Gas & Electric Co. BAN144A	5.00	3-13-2025	3,250,000	3,270,174
				10,054,934
Health revenue: 1.56%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series A	5.00	12-1-2024	2,325,000	2,330,463
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,215,210
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,595,769
County of Hamilton TriHealth Obligated Group Series A (JPMorgan Chase Bank N.A. SPA)ø	3.18	8-15-2051	1,000,000	1,000,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	3.68	1-15-2033	1,405,000	1,405,000
				11,546,442
Housing revenue: 0.50%
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A (Department of Housing and Urban Development Insured)	4.98	11-1-2024	3,700,000	3,701,860
Miscellaneous revenue: 0.17%
American Municipal Power, Inc. Wapakoneta BAN	4.50	6-19-2025	1,000,000	1,006,059
Southeast Local School District/Wayne County COP	3.00	12-1-2024	230,000	229,681
				1,235,740
Resource recovery revenue: 0.27%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75	1-1-2029	2,000,000	1,999,584
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.75%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00%	2-15-2025	$500,000	$503,632
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	5,000,000	5,027,562
				5,531,194
				34,964,792
Oklahoma: 2.16%
Education revenue: 0.17%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	748,956
University of Oklahoma Series B	5.00	7-1-2025	510,000	517,705
				1,266,661
GO revenue: 0.63%
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,025,767
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,111,082
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,551,431
				4,688,280
Health revenue: 0.57%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.79	8-15-2031	4,200,000	4,200,000
Housing revenue: 0.49%
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2026	1,050,000	1,085,039
Payne County EDA Stillwater Public Schools (BAM Insured)	5.00	9-1-2028	1,415,000	1,534,086
Texas County Development Authority Texas County Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	974,779
				3,593,904
Water & sewer revenue: 0.30%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	3.18	10-1-2045	2,220,000	2,220,000
				15,968,845
Oregon: 0.83%
Airport revenue: 0.67%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2026	675,000	696,674
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2029	3,960,000	4,276,659
				4,973,333
Education revenue: 0.12%
County of Yamhill Linfield University Series A	4.00	10-1-2024	850,000	850,000
GO revenue: 0.04%
Port of Morrow Series A	4.00	6-1-2025	325,000	326,606
				6,149,939
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 3.87%
Airport revenue: 0.21%
City of Philadelphia Airport Revenue Series A	5.00%	7-1-2025	$1,545,000	$1,568,341
Education revenue: 0.56%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,311,336
Delaware County Authority Neumann University	5.00	10-1-2024	500,000	500,000
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	528,417
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	358,315
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	440,850
				4,138,918
GO revenue: 0.18%
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2026	170,000	165,560
Octorara Area School District (AGM Insured)	4.00	4-1-2025	600,000	602,476
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	556,593
				1,324,629
Health revenue: 1.37%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.85	11-15-2047	6,000,000	5,937,982
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	954,630
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.95	9-1-2050	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.05	7-15-2043	2,250,000	2,250,000
				10,142,612
Housing revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2025	1,000,000	1,013,061
Miscellaneous revenue: 0.45%
Delaware Valley Regional Finance Authority Series D (TD Bank N.A. LOC)ø	3.20	11-1-2055	1,500,000	1,500,000
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2025	1,860,000	1,864,239
				3,364,239
Resource recovery revenue: 0.13%
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	944,299
Tax revenue: 0.07%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2025	500,000	504,589
Transportation revenue: 0.74%
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	4.00	7-15-2041	5,000,000	5,001,186
Pennsylvania Turnpike Commission Series B	5.00	12-1-2024	450,000	451,206
				5,452,392
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.02%
Allegheny County Sanitary Authority Series A	4.00%	6-1-2025	$150,000	$150,879
				28,603,959
Puerto Rico: 0.31%
Miscellaneous revenue: 0.31%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,253,089
South Carolina: 0.17%
Miscellaneous revenue: 0.17%
Sumter Two School Facilities, Inc. School District Project (BAM Insured)	5.00	12-1-2024	1,280,000	1,282,369
Tennessee: 2.06%
Airport revenue: 0.38%
Memphis-Shelby County Airport Authority Series A AMT	5.00	7-1-2025	2,750,000	2,784,368
Housing revenue: 0.95%
Health Educational & Housing Facility Board of the City of Memphis Tillman Redevelopment LP (Department of Housing and Urban Development Insured)	4.00	12-1-2024	2,000,000	2,001,278
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	3,011,091
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	2,000,000	2,000,000
				7,012,369
Utilities revenue: 0.73%
City of Memphis Electric System Revenue Series A	5.00	12-1-2024	500,000	501,347
Tennergy Corp. Series A	5.00	6-1-2028	275,000	293,042
Tennergy Corp. Series A	5.00	6-1-2029	860,000	928,647
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,684,843
				5,407,879
				15,204,616
Texas: 11.71%
Airport revenue: 2.13%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,067,898
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2026	1,000,000	1,032,456
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2027	3,000,000	3,144,275
Dallas Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,501,852
Dallas Fort Worth International Airport Series B	5.00	11-1-2024	3,500,000	3,504,321
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2024	3,000,000	3,002,558
Port Authority of Houston of Harris County Texas	5.00	10-1-2024	500,000	500,000
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	972,086
				15,725,446
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.26%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00%	2-15-2025	$170,000	$170,454
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	284,845
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	390,551
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	418,852
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	687,316
				1,952,018
GO revenue: 4.79%
Andrews County Hospital District	5.00	3-15-2025	1,140,000	1,147,404
City of Beaumont	5.00	3-1-2025	1,065,000	1,073,339
City of Port Arthur (BAM Insured)	5.00	2-15-2025	445,000	448,068
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,260,726
County of Fort Bend Series B	5.00	3-1-2029	3,500,000	3,527,967
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,306,916
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	3,020,000	2,958,747
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,153,132
Little Elm Independent School Districtøø	0.68	8-15-2048	280,000	274,073
North East Independent School Districtøø	3.75	8-1-2049	3,000,000	3,062,651
Northside Independent School District Series Bøø	3.45	8-1-2054	2,500,000	2,538,731
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,065,339
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,064,364
Sinton Independent School Districtø	4.00	8-15-2051	3,540,000	3,565,613
State of Texas Series A	3.20	10-1-2028	3,000,000	3,007,654
				35,454,724
Health revenue: 1.05%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2041	4,175,000	4,175,000
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	725,033
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	741,878
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	822,446
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series B	5.00	7-1-2025	1,250,000	1,267,205
				7,731,562
Housing revenue: 0.25%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,851,325
Miscellaneous revenue: 0.05%
Dallas Performing Arts Cultural Facilities Corp. Series A (Bank of America N.A. LOC)ø	3.23	9-1-2041	348,000	348,000
Resource recovery revenue: 0.07%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	4.35	4-1-2040	500,000	500,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.29%
City of Dallas144Aøø	6.00%	8-15-2053	$8,000,000	$8,048,504
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,502,358
				9,550,862
Transportation revenue: 0.53%
Central Texas Regional Mobility Authority Series F BAN	5.00	1-1-2025	2,500,000	2,504,707
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2027	500,000	528,648
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2028	450,000	486,205
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2029	400,000	440,181
				3,959,741
Utilities revenue: 1.29%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	3,014,386
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.02	2-1-2048	4,000,000	3,995,305
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,500,000	1,503,970
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2025	1,000,000	997,709
				9,511,370
				86,585,048
Utah: 0.59%
Airport revenue: 0.32%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,339,590
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,031,247
				2,370,837
Health revenue: 0.17%
County of Utah Intermountain Healthcare Obligated Group Series E (JPMorgan Chase Bank N.A. SPA)ø	3.20	5-15-2051	1,225,000	1,225,000
Utilities revenue: 0.10%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2028	400,000	432,763
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	313,242
				746,005
				4,341,842
Vermont: 0.54%
Housing revenue: 0.54%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	4,018,300
Virginia: 3.31%
Education revenue: 0.03%
Virginia College Building Authority Regent University	5.00	6-1-2025	250,000	251,028
Health revenue: 0.19%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2026	500,000	518,568
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00%	7-1-2027	$500,000	$528,783
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2028	350,000	377,122
				1,424,473
Housing revenue: 2.02%
Fairfax County Redevelopment & Housing Authority One University Senior LLCøø##	1.25	12-1-2025	15,000,000	14,922,193
Industrial development revenue: 0.68%
Virginia Small Business Financing Authority Pure Salmon Virginia LLCøø	5.00	11-1-2052	5,000,000	5,001,370
Utilities revenue: 0.39%
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,887,172
				24,486,236
Washington: 1.49%
Airport revenue: 0.98%
Port of Pasco Series A AMT	5.00	12-1-2024	1,165,000	1,165,573
Port of Seattle Series B AMT	5.00	7-1-2025	3,500,000	3,540,358
Port of Seattle Series C AMT	5.00	4-1-2025	2,500,000	2,501,836
				7,207,767
Health revenue: 0.23%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2024	195,000	195,425
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,523,422
				1,718,847
Housing revenue: 0.28%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,080,572
				11,007,186
West Virginia: 0.93%
Industrial development revenue: 0.39%
West Virginia EDA Appalachian Power Co. Series Aøø	0.63	12-1-2038	3,000,000	2,860,241
Resource recovery revenue: 0.34%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,534,938
Utilities revenue: 0.20%
West Virginia EDA Appalachian Power Co. Series Bøø	3.75	12-1-2042	1,450,000	1,453,228
				6,848,407
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 4.77%
GO revenue: 0.86%
City of Milwaukee Series N3 (AGM Insured)	5.00%	4-1-2029	$690,000	$755,810
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	3.57	5-1-2025	5,585,000	5,584,838
				6,340,648
Health revenue: 1.04%
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2025	385,000	388,514
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	900,654
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2028	900,000	973,851
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	937,329
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	2,415,000	2,421,515
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	671,214
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,417,506
				7,710,583
Housing revenue: 0.22%
Wisconsin HEFA Aspirus, Inc. Obligated Group Series B (JPMorgan Chase Bank N.A. LOC)ø	3.05	8-15-2034	510,000	510,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,149,152
				1,659,152
Miscellaneous revenue: 1.76%
City of Watertown Warrens CDA	4.00	10-1-2025	1,225,000	1,229,157
PMA Levy & Aid Anticipation Notes Program Series A%%	5.00	9-24-2025	5,000,000	5,096,153
Town of Clayton Series B	2.00	6-1-2026	1,000,000	973,034
Village of Pewaukee City of Peoria	5.00	4-15-2025	1,600,000	1,613,385
Village of Sister Bay City of Shreveport Water & Sewer Revenue	4.50	1-1-2025	1,000,000	1,000,459
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,084,548
				12,996,736
Utilities revenue: 0.41%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,007,440
Water & sewer revenue: 0.48%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,459,551
Village of Sharon Combined Utility System Revenue Series A BAN	5.00	12-1-2026	2,000,000	2,051,452
				3,511,003
				35,225,562
See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wyoming: 0.59%
Health revenue: 0.41%
County of Laramie Cheyenne Regional Medical Center	4.00%	5-1-2025	$1,030,000	$1,034,706
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	2,005,883
				3,040,589
Housing revenue: 0.18%
Wyoming CDA Series 4 (Bank of America N.A. SPA)ø	3.15	12-1-2048	1,300,000	1,300,000
				4,340,589
Total municipal obligations (Cost $709,896,564)				711,047,291

	Yield
Short-term investments: 4.52%
Commercial paper: 3.94%
County of Mercer	3.40	12-3-2024	7,000,000	6,999,923
County of Mercer	3.50	1-14-2025	10,000,000	9,999,981
County of Mercer	3.65	10-3-2024	7,650,000	7,650,031
Dallas Fort Worth International Airport	3.80	10-25-2024	2,000,000	2,000,177
Dallas Fort Worth International Airport	3.85	10-23-2024	2,500,000	2,500,358
				29,150,470

			Shares
Investment companies: 0.58%
Allspring Government Money Market Fund Select Class♠∞##		4.86	4,290,393	4,290,393
Total short-term investments (Cost $33,440,393)				33,440,863
Total investments in securities (Cost $745,336,957)	100.97%			746,488,154
Other assets and liabilities, net	(0.97)			(7,153,434)
Total net assets	100.00%			$739,334,720

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—September 30, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,647,326	$114,091,114	$(114,448,047)	$0	$0	$4,290,393	4,290,393	$64,845
See accompanying notes to portfolio of investments
22 | Allspring Ultra Short-Term Municipal Income Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$2,000,000	$0	$2,000,000
Municipal obligations	0	711,047,291	0	711,047,291
Short-term investments
Commercial paper	0	29,150,470	0	29,150,470
Investment companies	4,290,393	0	0	4,290,393
Total assets	$4,290,393	$742,197,761	$0	$746,488,154
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Ultra Short-Term Municipal Income Fund | 23